Prior Period Revisions (Details) - CAD ($) $ in Millions	3 Months Ended						9 Months Ended
	Sep. 30, 2023		Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022
Disclosure of changes in accounting estimates [line items]
Gross Sales	$ 15,712				$ 18,697		$ 41,438		$ 56,827
Purchased Product	6,620	[1]	$ 5,728	$ 5,809	10,052	[1]	18,157	[1]	27,038	[1]
Transportation and Blending	2,164	[1]	2,563	2,752	2,579	[1]	7,479	[1]	8,406	[1]
Operating	1,553	[1]	1,600	1,636	1,504	[1]	4,789	[1]	4,360	[1]
Depreciation, Depletion and Amortization	1,197				1,047		3,374		3,209
Purchased Product, Transportation And Blending, Operating			9,891	10,197	14,135				39,804
Oil Sands
Disclosure of changes in accounting estimates [line items]
Gross Sales			6,437	5,707	8,764				28,030
Purchased Product			414	355	1,919				4,202
Gross sales and purchased product			6,023	5,352	6,845				23,828
Gross sales less purchased product			6,023	5,352	6,845				23,828
Conventional
Disclosure of changes in accounting estimates [line items]
Gross Sales			620	1,037	1,036				3,286
Purchased Product			337	483
Transportation and Blending			66	81	64				191
Gross sales less purchased product and transportation and blending			217	473
Gross Sales Less Transportation And Blending					972				3,095
U.S. Manufacturing
Disclosure of changes in accounting estimates [line items]
Gross Sales			6,064	5,629	8,705				23,688
Purchased Product			5,364	4,898	7,930				20,351
Gross sales and purchased product			700	731	775				3,337
Gross sales less purchased product			700	731	775				3,337
Corporate and Eliminations
Disclosure of changes in accounting estimates [line items]
Gross Sales	(2,729)		(1,844)	(1,496)	(2,426)		(6,069)		(5,772)
Purchased Product	(2,227)		(1,470)	(1,020)	(2,011)		(4,717)		(4,040)
Transportation and Blending	(233)		(207)	(275)	(247)		(715)		(911)
Operating	(139)		(126)	(147)	(191)		(412)		(765)
Depreciation, Depletion and Amortization	$ 19				27		$ 59		86
Gross sales less purchased product, transportation and blending and operating			(41)	(54)	23				(56)
Canadian Manufacturing
Disclosure of changes in accounting estimates [line items]
Gross Sales					2,168				6,020
Purchased Product					1,750				5,065
Transportation and Blending					0				0
Operating					172				534
Depreciation, Depletion and Amortization					42				164
Gross sales less purchased product, transportation, blending and operating, and depreciation, depletion and amortization					204				257
Retail
Disclosure of changes in accounting estimates [line items]
Gross Sales					0				0
Purchased Product					0				0
Operating					0				0
Depreciation, Depletion and Amortization					0				0
Gross Sales Less Purchased Product, Operating, And Depreciation, Depletion And Amortization					0				0
Previously Reported
Disclosure of changes in accounting estimates [line items]
Purchased Product			5,709	5,792	10,012				26,890
Transportation and Blending			2,641	2,853	2,684				8,707
Operating			1,541	1,552	1,439				4,207
Purchased Product, Transportation And Blending, Operating			9,891	10,197	14,135				39,804
Previously Reported | Oil Sands
Disclosure of changes in accounting estimates [line items]
Gross Sales			6,556	5,911	8,778				28,044
Purchased Product			533	559	1,933				4,216
Gross sales and purchased product			6,023	5,352	6,845				23,828
Gross sales less purchased product			6,023	5,352	6,845				23,828
Previously Reported | Conventional
Disclosure of changes in accounting estimates [line items]
Gross Sales			615	1,031	1,010				3,201
Purchased Product			352	510
Transportation and Blending			46	48	38				106
Gross sales less purchased product and transportation and blending			217	473
Gross Sales Less Transportation And Blending					972				3,095
Previously Reported | U.S. Manufacturing
Disclosure of changes in accounting estimates [line items]
Gross Sales			6,198	5,860	8,719				23,702
Purchased Product			5,498	5,129	7,944				20,365
Gross sales and purchased product			700	731	775				3,337
Gross sales less purchased product			700	731	775				3,337
Previously Reported | Corporate and Eliminations
Disclosure of changes in accounting estimates [line items]
Gross Sales			(2,092)	(1,925)	(2,619)				(6,162)
Purchased Product			(1,757)	(1,499)	(2,267)				(4,660)
Transportation and Blending			(109)	(141)	(119)				(528)
Operating			(185)	(231)	(256)				(918)
Gross sales less purchased product, transportation and blending and operating			(41)	(54)	23				(56)
Previously Reported | Canadian Manufacturing
Disclosure of changes in accounting estimates [line items]
Gross Sales					1,478				4,043
Purchased Product					1,092				3,192
Transportation and Blending					3				3
Operating					134				438
Depreciation, Depletion and Amortization					37				143
Gross sales less purchased product, transportation, blending and operating, and depreciation, depletion and amortization					212				267
Previously Reported | Retail
Disclosure of changes in accounting estimates [line items]
Gross Sales					881				2,424
Purchased Product					846				2,317
Operating					38				96
Depreciation, Depletion and Amortization					5				21
Gross Sales Less Purchased Product, Operating, And Depreciation, Depletion And Amortization					(8)				(10)
Revisions
Disclosure of changes in accounting estimates [line items]
Purchased Product			19	17	40				148
Transportation and Blending			(78)	(101)	(105)				(301)
Operating			59	84	65				153
Purchased Product, Transportation And Blending, Operating			0	0	0				0
Revisions | Oil Sands
Disclosure of changes in accounting estimates [line items]
Gross Sales			(119)	(204)	(14)				(14)
Purchased Product			(119)	(204)	(14)				(14)
Gross sales and purchased product			0	0	0				0
Gross sales less purchased product			0	0	0				0
Revisions | Conventional
Disclosure of changes in accounting estimates [line items]
Gross Sales			5	6	26				85
Purchased Product			(15)	(27)
Transportation and Blending			20	33	26				85
Gross sales less purchased product and transportation and blending			0	0
Gross Sales Less Transportation And Blending					0				0
Revisions | U.S. Manufacturing
Disclosure of changes in accounting estimates [line items]
Gross Sales			(134)	(231)	(14)				(14)
Purchased Product			(134)	(231)	(14)				(14)
Gross sales and purchased product			0	0	0				0
Gross sales less purchased product			0	0	0				0
Revisions | Corporate and Eliminations
Disclosure of changes in accounting estimates [line items]
Gross Sales			248	429	2				(57)
Purchased Product			287	479	65				173
Transportation and Blending			(98)	(134)	(128)				(383)
Operating			59	84	65				153
Gross sales less purchased product, transportation and blending and operating			$ 0	$ 0	0				0
Revisions | Canadian Manufacturing
Disclosure of changes in accounting estimates [line items]
Gross Sales					0				0
Purchased Product					3				3
Transportation and Blending					(3)				(3)
Operating					0				0
Depreciation, Depletion and Amortization					0				0
Gross sales less purchased product, transportation, blending and operating, and depreciation, depletion and amortization					0				0
Revisions | Retail
Disclosure of changes in accounting estimates [line items]
Gross Sales					0				0
Purchased Product					0				0
Operating					0				0
Depreciation, Depletion and Amortization					0				0
Gross Sales Less Purchased Product, Operating, And Depreciation, Depletion And Amortization					0				0
Segment Aggregation
Disclosure of changes in accounting estimates [line items]
Purchased Product					0				0
Transportation and Blending					0				0
Operating					0				0
Purchased Product, Transportation And Blending, Operating					0				0
Segment Aggregation | Oil Sands
Disclosure of changes in accounting estimates [line items]
Gross Sales					0				0
Purchased Product					0				0
Gross sales and purchased product					0				0
Gross sales less purchased product					0				0
Segment Aggregation | Conventional
Disclosure of changes in accounting estimates [line items]
Gross Sales					0				0
Transportation and Blending					0				0
Gross Sales Less Transportation And Blending					0				0
Segment Aggregation | U.S. Manufacturing
Disclosure of changes in accounting estimates [line items]
Gross Sales					0				0
Purchased Product					0				0
Gross sales and purchased product					0				0
Gross sales less purchased product					0				0
Segment Aggregation | Corporate and Eliminations
Disclosure of changes in accounting estimates [line items]
Gross Sales					191				447
Purchased Product					191				447
Transportation and Blending					0				0
Operating					0				0
Gross sales less purchased product, transportation and blending and operating					0				0
Segment Aggregation | Canadian Manufacturing
Disclosure of changes in accounting estimates [line items]
Gross Sales					690				1,977
Purchased Product					655				1,870
Transportation and Blending					0				0
Operating					38				96
Depreciation, Depletion and Amortization					5				21
Gross sales less purchased product, transportation, blending and operating, and depreciation, depletion and amortization					(8)				(10)
Segment Aggregation | Retail
Disclosure of changes in accounting estimates [line items]
Gross Sales					(881)				(2,424)
Purchased Product					(846)				(2,317)
Operating					(38)				(96)
Depreciation, Depletion and Amortization					(5)				(21)
Gross Sales Less Purchased Product, Operating, And Depreciation, Depletion And Amortization					$ 8				$ 10

[1]	Comparative periods reflect certain revisions. See Note 26